UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Equity Dividend Fund
	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 6.6%
Auto Components 0.3%
TRW Automotive Holdings Corp.*	50,000	4,116,000
Automobiles 1.2%
Ford Motor Co.	969,000	14,912,910
Household Durables 0.4%
PulteGroup, Inc.	206,000	4,323,940
Media 2.5%
Comcast Corp. "A"	384,000	19,848,960
Time Warner, Inc.	78,000	5,236,140
Viacom, Inc. "B"	60,000	5,263,800

		30,348,900
Multiline Retail 0.9%
Kohl's Corp. (a)	80,000	4,495,200
Macy's, Inc.	118,000	6,827,480

		11,322,680
Specialty Retail 1.3%
Best Buy Co., Inc.	420,000	11,184,600
Signet Jewelers Ltd.	44,000	4,204,200

		15,388,800
Consumer Staples 5.4%
Beverages 0.9%
Coca-Cola Co.	110,000	4,202,000
Coca-Cola Enterprises, Inc.	144,000	6,779,520

		10,981,520
Food & Staples Retailing 0.4%
Safeway, Inc.	122,000	4,568,900
Household Products 0.3%
Energizer Holdings, Inc.	43,000	4,185,620
Tobacco 3.8%
Altria Group, Inc.	1,000,000	36,260,000
Lorillard, Inc.	110,000	5,396,600
Philip Morris International, Inc.	52,000	4,207,320

		45,863,920
Energy 14.6%
Energy Equipment & Services 0.8%
Nabors Industries Ltd.	186,000	4,281,720
National Oilwell Varco, Inc.	68,000	5,238,720

		9,520,440
Oil, Gas & Consumable Fuels 13.8%
Apache Corp.	48,000	3,805,920
Chesapeake Energy Corp. (a)	149,000	3,860,590
ConocoPhillips	213,000	14,164,500
CONSOL Energy, Inc. (a)	134,000	5,373,400
EOG Resources, Inc.	80,000	15,153,600
Exxon Mobil Corp.	43,000	4,139,610
Hess Corp.	83,000	6,642,490
HollyFrontier Corp. (a)	165,000	7,519,050
Marathon Oil Corp.	999,000	33,466,500
Marathon Petroleum Corp.	48,000	4,032,000
Noble Energy, Inc.	72,000	4,950,720
Occidental Petroleum Corp.	358,000	34,554,160
Phillips 66	287,000	21,484,820
Spectra Energy Corp.	242,000	9,021,760

		168,169,120
Financials 28.3%
Capital Markets 5.9%
Ameriprise Financial, Inc.	36,000	3,923,640
Bank of New York Mellon Corp.	389,000	12,448,000
Invesco Ltd.	114,000	3,910,200
SEI Investments Co.	1,031,000	34,610,670
TD Ameritrade Holding Corp.	152,000	5,081,360
The Goldman Sachs Group, Inc.	73,000	12,150,850

		72,124,720
Commercial Banks 4.5%
CIT Group, Inc.	82,000	3,991,760
Fifth Third Bancorp.	191,000	4,143,745
PNC Financial Services Group, Inc.	504,000	41,217,120
Wells Fargo & Co.	114,000	5,291,880

		54,644,505
Consumer Finance 1.7%
American Express Co.	46,000	4,198,880
Capital One Financial Corp.	105,000	7,710,150
Discover Financial Services	148,000	8,492,240

		20,401,270
Diversified Financial Services 1.7%
JPMorgan Chase & Co.	356,000	20,227,920
Insurance 10.0%
Aflac, Inc.	98,000	6,279,840
Allstate Corp.	77,000	4,178,020
American Financial Group, Inc.	94,000	5,373,040
American International Group, Inc.	267,000	13,288,590
MetLife, Inc.	756,000	38,306,520
PartnerRe Ltd.	41,000	4,054,080
Prudential Financial, Inc.	160,000	13,532,800
Reinsurance Group of America, Inc.	473,000	36,416,270

		121,429,160
Real Estate Investment Trusts 4.5%
American Tower Corp. (REIT)	205,000	16,701,350
Hospitality Properties Trust (REIT)	530,000	14,045,000
Simon Property Group, Inc. (REIT)	114,000	18,387,060
Weyerhaeuser Co. (REIT)	211,000	6,226,610

		55,360,020
Health Care 13.4%
Biotechnology 1.9%
Biogen Idec, Inc.*	51,300	17,476,884
Gilead Sciences, Inc.*	63,000	5,215,770

		22,692,654
Health Care Equipment & Supplies 0.4%
Medtronic, Inc.	72,000	4,266,720
Health Care Providers & Services 2.6%
Aetna, Inc.	160,000	11,633,600
Cardinal Health, Inc.	60,000	4,291,800
Humana, Inc.	43,000	4,835,780
UnitedHealth Group, Inc.	57,000	4,404,390
WellPoint, Inc.	74,000	6,703,660

		31,869,230
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	44,000	5,479,760
Pharmaceuticals 8.1%
AbbVie, Inc.	84,000	4,276,440
Eli Lilly & Co.	215,000	12,816,150
Johnson & Johnson	56,000	5,158,720
Merck & Co., Inc.	634,000	36,131,660
Pfizer, Inc.	1,258,000	40,394,380

		98,777,350
Industrials 10.4%
Aerospace & Defense 1.7%
Boeing Co.	64,000	8,250,880
Honeywell International, Inc.	47,000	4,438,680
Precision Castparts Corp.	29,000	7,478,520

		20,168,080
Airlines 1.3%
Delta Air Lines, Inc.	490,000	16,272,900
Commercial Services & Supplies 2.2%
Pitney Bowes, Inc. (a)	882,000	22,446,900
Tyco International Ltd.	99,000	4,175,820

		26,622,720
Industrial Conglomerates 0.6%
Danaher Corp.	98,000	7,496,020
Machinery 1.8%
Snap-on, Inc.	200,000	22,434,000
Professional Services 0.3%
Towers Watson & Co. "A"	32,000	3,491,200
Road & Rail 2.5%
CSX Corp. (a)	1,077,000	29,843,670
Information Technology 9.0%
Communications Equipment 0.7%
QUALCOMM, Inc.	108,000	8,131,320
Computers & Peripherals 4.6%
Apple, Inc.	93,000	48,940,320
Hewlett-Packard Co.	229,000	6,842,520

		55,782,840
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.	81,000	4,744,980
Internet Software & Services 1.0%
Yahoo!, Inc.*	329,000	12,722,430
IT Services 1.0%
Accenture PLC "A"	49,000	4,084,150
Visa, Inc. "A"	34,000	7,681,960

		11,766,110
Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	180,000	4,456,800
KLA-Tencor Corp.	75,000	4,886,250
Lam Research Corp.*	130,000	6,724,900

		16,067,950
Materials 3.6%
Chemicals 1.8%
Eastman Chemical Co.	52,000	4,546,360
Monsanto Co.	151,000	16,613,020

		21,159,380
Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	672,000	21,920,640
Telecommunication Services 1.9%
Diversified Telecommunication Services
AT&T, Inc.	534,000	17,050,620
Verizon Communications, Inc.	115,000	5,471,700

		22,522,320
Utilities 5.0%
Electric Utilities 4.6%
American Electric Power Co., Inc.	374,000	18,774,800
Duke Energy Corp.	457,000	32,392,160
Great Plains Energy, Inc. (a)	184,000	4,833,680

		56,000,640
Multi-Utilities 0.4%
PG&E Corp.	94,000	4,141,640

Total Common Stocks (Cost $1,061,607,319)		1,192,264,899
Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $44,958,724)	44,958,724	44,958,724
Cash Equivalents 2.0%
Central Cash Management Fund, 0.06% (b) (Cost $24,521,736)	24,521,736	24,521,736

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,131,087,779) †	103.9	1,261,745,359
Other Assets and Liabilities, Net	(3.9)	(47,224,034)

Net Assets	100.0	1,214,521,325

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,131,519,436.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $130,225,923.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $151,193,443 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,967,520.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2014 amounted to $44,495,800, which is 3.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,192,264,899	$—	$—	$1,192,264,899
Short-Term Investments (d)	69,480,460	—	—	69,480,460

Total	$1,261,745,359	$—	$—	$1,261,745,359

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Dividend Fund, a series of DWS Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014